UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   November 19, 2007

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total: $124,704

List of Other Included Managers:	None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991      474      400 SH       SOLE                      400
AFC Enterprises                COM              00104Q107     2990   198700 SH       SOLE                   198700
Abbott Labs                    COM              002824100      268     5000 SH       SOLE                     5000
AllianceBernstein              COM              01881G106     1142    12972 SH       SOLE                    12972
Amer Standard Co               COM              029712106      869    24400 SH       SOLE                    24400
American Express               COM              025816109     5574    93883 SH       SOLE                    93883
Anheuser Busch                 COM              035229103     3904    78100 SH       SOLE                    78100
Annaly Capital Mgmt            COM              035710409     1662   104350 SH       SOLE                   104350
BP PLC ADR                     COM              055622104      595     8585 SH       SOLE                     8585
Banco Bilbao                   COM              05946K101      485    20835 SH       SOLE                    20835
Bank of America                COM              060505104      860    17103 SH       SOLE                    17103
Berkshire Hathaway B           COM              084670207     8607     2178 SH       SOLE                     2178
Buckeye Ptnrs LP               COM              118230101      311     6350 SH       SOLE                     6350
Calamos Asset Mgmt             COM              12811R104     1597    56584 SH       SOLE                    56584
ChevronTexaco                  COM              166764100     1218    13019 SH       SOLE                    13019
Cisco Systems Inc              COM              17275R102     1059    31958 SH       SOLE                    31958
Citigroup                      COM              172967101      740    15849 SH       SOLE                    15849
Coca Cola                      COM              191216100      687    11950 SH       SOLE                    11950
Colgate-Palmolive              COM              194162103      317     4450 SH       SOLE                     4450
Comcast A Spcl                 COM              20030N200     2482   103575 SH       SOLE                   103575
Compucredit Corp               COM              20478N100     2857   131620 SH       SOLE                   131620
ConocoPhillips                 COM              20825C104     3612    41156 SH       SOLE                    41156
Contango Oil & Gas             COM              21075N204      988    27300 SH       SOLE                    27300
Covidien Ltd                   COM              030852800      900    21698 SH       SOLE                    21698
Cryo-cell Intl                 COM              228895108       10     8000 SH       SOLE                     8000
Dell Inc                       COM              24702R101     4326   156735 SH       SOLE                   156735
Exxon Mobil Corp               COM              30231G102     7420    80168 SH       SOLE                    80168
First Marblehead Corp          COM              320771108     5350   141050 SH       SOLE                   141050
GATX Corporation               COM              361448103      351     8200 SH       SOLE                     8200
General Electric               COM              369604103     4612   111397 SH       SOLE                   111397
Goodrich Corp                  COM              382388106     4196    61500 SH       SOLE                    61500
Home Depot Inc                 COM              437076102     2098    64679 SH       SOLE                    64679
Intel Corp                     COM              458140100     1293    49998 SH       SOLE                    49998
Johnson & Johnson              COM              478160104     5486    83498 SH       SOLE                    83498
Kinder Morgan Mgmt             COM              49455U100      657    14046 SH       SOLE                    14046
Legg Mason Inc                 COM              524901105     4974    59005 SH       SOLE                    59005
Microsoft Inc                  COM              594918104     5952   202029 SH       SOLE                   202029
Moodys Corp                    COM              615369105     4855    96327 SH       SOLE                    96327
Natl Oilwell Varco             COM              637071101     6511    45059 SH       SOLE                    45059
Pepsico                        COM              713448108     3929    53625 SH       SOLE                    53625
Pfizer Inc                     COM              717081103     2194    89819 SH       SOLE                    89819
Procter & Gamble Co            COM              742718109     1037    14749 SH       SOLE                    14749
Qualcomm Inc                   COM              747525103      271     6403 SH       SOLE                     6403
Royal Dutch Shell ADR          COM              780259206      647     7869 SH       SOLE                     7869
SBA Communications CP          COM              78388j106     3270    92700 SH       SOLE                    92700
Schlumberger Ltd               COM              806857108      320     3048 SH       SOLE                     3048
Tyco Electronics Ltd           COM              030682858      892    25173 SH       SOLE                    25173
Tyco Intl Ltd New              COM              902124106     1116    25173 SH       SOLE                    25173
Wabco Holdings Inc             COM              92927K102     2739    58595 SH       SOLE                    58595
Walmart                        COM              931142103     4520   103560 SH       SOLE                   103560
Washington Mutual              COM              939322103      517    14650 SH       SOLE                    14650
Weingarten Realty              COM              948741103      386     9300 SH       SOLE                     9300
iShares Japan Indx             COM              464286848      574    40050 SH       SOLE                    40050